Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Mar. 24, 2014
Document Effective Date	Mar. 24, 2014
Prospectus Date	Mar. 24, 2014
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Risk/Return:
Trading Symbol	DRNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Risk/Return:
Trading Symbol	DCNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Risk/Return:
Trading Symbol	DZNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Risk/Return:
Trading Symbol	DNMIX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Y
Risk/Return:
Trading Symbol	DNJYX